Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Accounting Standards Update and Change in Accounting Principle [Table Text Block]
	Balance at	Adjustments	Balance at
	December 31,	due to	January 1
	2018	Lease ASUs	2019
	$	$	$
Assets:
Prepaid expenses and other current assets	292	(19)	273
Operating lease right-of-use assets	-	3,188	3,188
Liabilities:
Current portion of operating lease liabilities	-	605	605
Operating lease liabilities	-	2,564	2,564

Property, Plant, and Equipment, Useful Life [Table Text Block]
Category	Estimated useful life

Office equipment	5 years
Laboratory equipment	2-5 years
Motor vehicles	10 years
Leasehold improvements	Lower of lease term or economic life

Property, Plant and Equipment, Location [Table Text Block]
	December 31,
	2018	2019
PRC	73	52
U.S.	208	157
Australia	1	-

Total	282	209